Investment Strategy - BLACKROCK WEALTH LIQUID ENVIRONMENTALLY AWARE FUND	Mar. 31, 2026
Investor A, C and Institutional
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal conditions, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer or guarantor, in the opinion of BlackRock, the Fund’s investment manager, at the time of purchase, meets the Fund’s environmental criteria. This policy is a non-fundamental policy of the Fund. However, the Fund will provide shareholders with at least 60 days’ prior written notice of any changes to the policy.
BlackRock will consider the following as part of the Fund’s environmental criteria:
◼
The Fund will invest in securities whose issuer (or guarantor, if applicable) at the time of the Fund’s investment has better than average performance in environmental practices. In evaluating performance in environmental practices, BlackRock will use data or other environmental, social, or governance risk metrics including ratings provided by independent research vendor(s) in determining whether to invest (or continue to invest) in securities issued or guaranteed by a particular entity. These independent research vendor(s) may consider one or more of the following factors: issuer or industry exposure to environmentally intensive activities, disclosures by an issuer around climate related issues and environmental matters or specific targets or plans by an issuer to manage environmental exposures. BlackRock may change an independent research vendor at any time in its discretion. BlackRock will consider factors such as emissions, energy and water intensity, waste generation, green revenues and environmental disclosure levels in evaluating the environmental performance of an issuer or guarantor.
◼
U.S. Government securities will be considered to have met the Fund’s environmental criteria
◼
The Fund will not invest in securities issued or guaranteed by entities:
— that derive more than 5% of their revenue from fossil fuels mining, exploration or refinement; or
— that derive more than 5% of their revenue from thermal coal based power generation.
In determining the efficacy of an issuer’s or guarantor’s environmental practices, BlackRock may also employ a proprietary model it has developed to consider the impact of various actions of an issuer or guarantor. The model uses third party data as well as information obtained by BlackRock to assess whether particular environmental factors may be material to an issuer or guarantor and capture any momentum around these factors. The model also seeks to consider more current headline news around an issuer or guarantor. The model may employ different inputs and weigh the significance of those inputs differently than the third party data sources that are used. BlackRock will conduct, as appropriate, its environmental evaluation of issuers and guarantors relative to a specific sector or across multiple sectors.
In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as tender option bonds, beneficial interests in municipal trust certificates and partnership trusts. The Fund may invest in “green” bonds where, in the opinion of BlackRock, the use of proceeds from the sale of these securities will be used to finance projects intended to generate an environmental benefit. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.
The Fund may invest up to 20% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer (and, if applicable, guarantor) have below average performance in environmental practices or whose issuer (and, if applicable, guarantor) are not evaluated by any independent research vendor(s) currently used by the Fund, and whose issuer (and, if applicable, guarantor) do not otherwise meet the Fund’s environmental criteria.
The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to achieve its investment objective by investing in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal conditions, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer or guarantor, in the opinion of BlackRock, the Fund’s investment manager, at the time of purchase, meets the Fund’s environmental criteria. This policy is a non-fundamental policy of the Fund. However, the Fund will provide shareholders with at least 60 days’ prior written notice of any changes to the policy.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
BlackRock will consider the following as part of the Fund’s environmental criteria:
◼
The Fund will invest in securities whose issuer (or guarantor, if applicable) at the time of the Fund’s investment has better than average performance in environmental practices. In evaluating performance in environmental practices, BlackRock will use data or other environmental, social, or governance risk metrics including ratings provided by independent research vendor(s) in determining whether to invest (or continue to invest) in securities issued or guaranteed by a particular entity. These independent research vendor(s) may consider one or more of the following factors: issuer or industry exposure to environmentally intensive activities, disclosures by an issuer around climate related issues and environmental matters or specific targets or plans by an issuer to manage environmental exposures. BlackRock may change an independent research vendor at any time in its discretion. BlackRock will consider factors such as emissions, energy and water intensity, waste generation, green revenues and environmental disclosure levels in evaluating the environmental performance of an issuer or guarantor.
◼
U.S. Government securities will be considered to have met the Fund’s environmental criteria
◼
The Fund will not invest in securities issued or guaranteed by entities:
— that derive more than 5% of their revenue from fossil fuels mining, exploration or refinement; or
— that derive more than 5% of their revenue from thermal coal based power generation.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer or guarantor, in the opinion of BlackRock, the Fund’s investment manager, at the time of purchase, meets the Fund’s environmental criteria. This policy is a non-fundamental policy of the Fund. However, the Fund will provide shareholders with at least 60 days’ prior written notice of any changes to the policy.
Strategy Portfolio Concentration [Text]	Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.
Service
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal conditions, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer or guarantor, in the opinion of BlackRock, the Fund’s investment manager, at the time of purchase, meets the Fund’s environmental criteria. This policy is a non-fundamental policy of the Fund. However, the Fund will provide shareholders with at least 60 days’ prior written notice of any changes to the policy.
BlackRock will consider the following as part of the Fund’s environmental criteria:
◼
The Fund will invest in securities whose issuer (or guarantor, if applicable) at the time of the Fund’s investment has better than average performance in environmental practices. In evaluating performance in environmental practices, BlackRock will use data or other environmental, social, or governance risk metrics including ratings provided by independent research vendor(s) in determining whether to invest (or continue to invest) in securities issued or guaranteed by a particular entity. These independent research vendor(s) may consider one or more of the following factors: issuer or industry exposure to environmentally intensive activities, disclosures by an issuer around climate related issues and environmental matters or specific targets or plans by an issuer to manage environmental exposures. BlackRock may change an independent research vendor at any time in its discretion. BlackRock will consider factors such as emissions, energy and water intensity, waste generation, green revenues and environmental disclosure levels in evaluating the environmental performance of an issuer or guarantor.
◼
U.S. Government securities will be considered to have met the Fund’s environmental criteria
◼
The Fund will not invest in securities issued or guaranteed by entities:
— that derive more than 5% of their revenue from fossil fuels mining, exploration or refinement; or
— that derive more than 5% of their revenue from thermal coal based power generation.
In determining the efficacy of an issuer’s or guarantor’s environmental practices, BlackRock may also employ a proprietary model it has developed to consider the impact of various actions of an issuer or guarantor. The model uses third party data as well as information obtained by BlackRock to assess whether particular environmental factors may be material to an issuer or guarantor and capture any momentum around these factors. The model also seeks to consider more current headline news around an issuer or guarantor. The model may employ different inputs and weigh the significance of those inputs differently than the third party data sources that are used. BlackRock will conduct, as appropriate, its environmental evaluation of issuers and guarantors relative to a specific sector or across multiple sectors.
In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as tender option bonds, beneficial interests in municipal trust certificates and partnership trusts. The Fund may invest in “green” bonds where, in the opinion of BlackRock, the use of proceeds from the sale of these securities will be used to finance projects intended to generate an environmental benefit. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.
The Fund may invest up to 20% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer (and, if applicable, guarantor) have below average performance in environmental practices or whose issuer (and, if applicable, guarantor) are not evaluated by any independent research vendor(s) currently used by the Fund, and whose issuer (and, if applicable, guarantor) do not otherwise meet the Fund’s environmental criteria.
The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to achieve its investment objective by investing in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal conditions, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer or guarantor, in the opinion of BlackRock, the Fund’s investment manager, at the time of purchase, meets the Fund’s environmental criteria. This policy is a non-fundamental policy of the Fund. However, the Fund will provide shareholders with at least 60 days’ prior written notice of any changes to the policy.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
BlackRock will consider the following as part of the Fund’s environmental criteria:
◼
The Fund will invest in securities whose issuer (or guarantor, if applicable) at the time of the Fund’s investment has better than average performance in environmental practices. In evaluating performance in environmental practices, BlackRock will use data or other environmental, social, or governance risk metrics including ratings provided by independent research vendor(s) in determining whether to invest (or continue to invest) in securities issued or guaranteed by a particular entity. These independent research vendor(s) may consider one or more of the following factors: issuer or industry exposure to environmentally intensive activities, disclosures by an issuer around climate related issues and environmental matters or specific targets or plans by an issuer to manage environmental exposures. BlackRock may change an independent research vendor at any time in its discretion. BlackRock will consider factors such as emissions, energy and water intensity, waste generation, green revenues and environmental disclosure levels in evaluating the environmental performance of an issuer or guarantor.
◼
U.S. Government securities will be considered to have met the Fund’s environmental criteria
◼
The Fund will not invest in securities issued or guaranteed by entities:
— that derive more than 5% of their revenue from fossil fuels mining, exploration or refinement; or
— that derive more than 5% of their revenue from thermal coal based power generation.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer or guarantor, in the opinion of BlackRock, the Fund’s investment manager, at the time of purchase, meets the Fund’s environmental criteria. This policy is a non-fundamental policy of the Fund. However, the Fund will provide shareholders with at least 60 days’ prior written notice of any changes to the policy.
Strategy Portfolio Concentration [Text]	Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.
Premier
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal conditions, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer or guarantor, in the opinion of BlackRock, the Fund’s investment manager, at the time of purchase, meets the Fund’s environmental criteria. This policy is a non-fundamental policy of the Fund. However, the Fund will provide shareholders with at least 60 days’ prior written notice of any changes to the policy.
BlackRock will consider the following as part of the Fund’s environmental criteria:
◼
The Fund will invest in securities whose issuer (or guarantor, if applicable) at the time of the Fund’s investment has better than average performance in environmental practices. In evaluating performance in environmental practices, BlackRock will use data or other environmental, social, or governance risk metrics including ratings provided by independent research vendor(s) in determining whether to invest (or continue to invest) in securities issued or guaranteed by a particular entity. These independent research vendor(s) may consider one or more of the following factors: issuer or industry exposure to environmentally intensive activities, disclosures by an issuer around climate related issues and environmental matters or specific targets or plans by an issuer to manage environmental exposures. BlackRock may change an independent research vendor at any time in its discretion. BlackRock will consider factors such as emissions, energy and water intensity, waste generation, green revenues and environmental disclosure levels in evaluating the environmental performance of an issuer or guarantor.
◼
U.S. Government securities will be considered to have met the Fund’s environmental criteria
◼
The Fund will not invest in securities issued or guaranteed by entities:
— that derive more than 5% of their revenue from fossil fuels mining, exploration or refinement; or
— that derive more than 5% of their revenue from thermal coal based power generation.
In determining the efficacy of an issuer’s or guarantor’s environmental practices, BlackRock may also employ a proprietary model it has developed to consider the impact of various actions of an issuer or guarantor. The model uses third party data as well as information obtained by BlackRock to assess whether particular environmental factors may be material to an issuer or guarantor and capture any momentum around these factors. The model also seeks to consider more current headline news around an issuer or guarantor. The model may employ different inputs and weigh the significance of those inputs differently than the third party data sources that are used. BlackRock will conduct, as appropriate, its environmental evaluation of issuers and guarantors relative to a specific sector or across multiple sectors.
In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as tender option bonds, beneficial interests in municipal trust certificates and partnership trusts. The Fund may invest in “green” bonds where, in the opinion of BlackRock, the use of proceeds from the sale of these securities will be used to finance projects intended to generate an environmental benefit. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.
The Fund may invest up to 20% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer (and, if applicable, guarantor) have below average performance in environmental practices or whose issuer (and, if applicable, guarantor) are not evaluated by any independent research vendor(s) currently used by the Fund, and whose issuer (and, if applicable, guarantor) do not otherwise meet the Fund’s environmental criteria.
The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to achieve its investment objective by investing in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal conditions, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer or guarantor, in the opinion of BlackRock, the Fund’s investment manager, at the time of purchase, meets the Fund’s environmental criteria. This policy is a non-fundamental policy of the Fund. However, the Fund will provide shareholders with at least 60 days’ prior written notice of any changes to the policy.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
BlackRock will consider the following as part of the Fund’s environmental criteria:
◼
The Fund will invest in securities whose issuer (or guarantor, if applicable) at the time of the Fund’s investment has better than average performance in environmental practices. In evaluating performance in environmental practices, BlackRock will use data or other environmental, social, or governance risk metrics including ratings provided by independent research vendor(s) in determining whether to invest (or continue to invest) in securities issued or guaranteed by a particular entity. These independent research vendor(s) may consider one or more of the following factors: issuer or industry exposure to environmentally intensive activities, disclosures by an issuer around climate related issues and environmental matters or specific targets or plans by an issuer to manage environmental exposures. BlackRock may change an independent research vendor at any time in its discretion. BlackRock will consider factors such as emissions, energy and water intensity, waste generation, green revenues and environmental disclosure levels in evaluating the environmental performance of an issuer or guarantor.
◼
U.S. Government securities will be considered to have met the Fund’s environmental criteria
◼
The Fund will not invest in securities issued or guaranteed by entities:
— that derive more than 5% of their revenue from fossil fuels mining, exploration or refinement; or
— that derive more than 5% of their revenue from thermal coal based power generation.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer or guarantor, in the opinion of BlackRock, the Fund’s investment manager, at the time of purchase, meets the Fund’s environmental criteria. This policy is a non-fundamental policy of the Fund. However, the Fund will provide shareholders with at least 60 days’ prior written notice of any changes to the policy.
Strategy Portfolio Concentration [Text]	Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.